Organization and Nature of Operations - Reorganization (Details)	12 Months Ended
Dec. 31, 2020
Leading Ideal HK
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Wheels Technology
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Xiamen Leading
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Beijing Leading
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Entity interest held in subsidiaries (as percent)	100.00%
Beijing CHJ
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Economic interest held in VIEs and VIEs' subsidiaries (as percent)	100.00%
Xindian Information
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Economic interest held in VIEs and VIEs' subsidiaries (as percent)	100.00%
Jiangsu CHJ
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Economic interest held in VIEs and VIEs' subsidiaries (as percent)	100.00%
Beijing XDIT
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Economic interest held in VIEs and VIEs' subsidiaries (as percent)	100.00%
Jiangsu XD
Principal subsidiaries, consolidated VIEs and VIEs' subsidiaries
Economic interest held in VIEs and VIEs' subsidiaries (as percent)	100.00%